Provisions - Provisions (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Provisions [Line Items]
Non-current provisions		€ 1,458	€ 1,603
Provisions		1,980	2,159
Current provisions		522	556
Post-employement benefit [Member]
Provisions [Line Items]
Non-current provisions	[1]	751	824
Provisions	[1]	751	824
Warranty provision [member]
Provisions [Line Items]
Non-current provisions		28	38
Provisions		167	210
Current provisions		139	172
Other environment related provision [member]
Provisions [Line Items]
Non-current provisions		162	145
Provisions		183	170
Current provisions		21	25
Restructuring provision [member]
Provisions [Line Items]
Non-current provisions		17	31
Provisions		117	156
Current provisions		100	125
Legal proceedings provision [member]
Provisions [Line Items]
Non-current provisions		19	14
Provisions		72	55
Current provisions		53	40
Provisions for contingent considerations [Member]
Provisions [Line Items]
Non-current provisions		203	245
Provisions		318	354
Current provisions		114	108
Miscellaneous other provisions [member]
Provisions [Line Items]
Non-current provisions		279	305
Provisions		372	392
Current provisions		€ 93	€ 86

[1]	For more details refer to Post-employment benefits.